Summary of Significant Accounting Policies (Details) - Schedule of roll forward of the level 3 valuation financial instruments - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of roll forward of the level 3 valuation financial instruments [Abstract]
Balance at beginning of period	$ 890,410
Initial valuation of derivative liabilities included in debt discount	85,502	320,351
Initial valuation of derivative liabilities included in derivative expense	160,416	516,634
Gain on extinguishment of debt related to repayment/conversion of debt	(1,066,535)
Change in fair value included in derivative expense	(69,793)	53,425
Balance at end of period		$ 890,410